NON-RECOURSE BORROWINGS - Schedule of Borrowings By Currency (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, S/ in Millions, R$ in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 NZD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 NZD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 INR (₨)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 63,721													$ 52,442
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	63,721													52,442
Property-specific borrowings | U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	39,164													31,804
Property-specific borrowings | British pounds
Disclosure of detailed information about borrowings [line items]
Borrowings	6,117											£ 4,525		5,251											£ 4,250
Property-specific borrowings | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	5,272	$ 6,627												4,427	$ 5,951
Property-specific borrowings | Australian dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	3,518								$ 4,506					3,066								$ 4,260
Property-specific borrowings | Brazilian reais
Disclosure of detailed information about borrowings [line items]
Borrowings	2,677		R$ 8,856											1,569		R$ 5,117
Property-specific borrowings | Korean won
Disclosure of detailed information about borrowings [line items]
Borrowings	1,682												₩ 1,795,518	1,317												₩ 1,589,450
Property-specific borrowings | Colombian pesos
Disclosure of detailed information about borrowings [line items]
Borrowings	1,556						$ 4,645,648							1,693						$ 5,086,971
Property-specific borrowings | Indian rupees
Disclosure of detailed information about borrowings [line items]
Borrowings	1,346							₨ 85,720						715							₨ 48,603
Property-specific borrowings | Chilean unidades de fomento
Disclosure of detailed information about borrowings [line items]
Borrowings	976										$ 22			901										$ 23
Property-specific borrowings | European Union euros
Disclosure of detailed information about borrowings [line items]
Borrowings	766			€ 638										1,217			€ 1,157
Property-specific borrowings | Peruvian nuevo soles
Disclosure of detailed information about borrowings [line items]
Borrowings	450				S/ 1,459									435				S/ 1,459
Property-specific borrowings | South African rand
Disclosure of detailed information about borrowings [line items]
Borrowings	154									R 1,909				0									R 0
Property-specific borrowings | New Zealand dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 43					$ 60								$ 47					$ 60